Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Shareholders' Equity
NOTE 10:- SHAREHOLDERS’ EQUITY

a.	Composition of share capital:

	December 31,
	2020		2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares		Number of Shares
Ordinary Shares of no-par value (1)	179,872,754	16,948,226	107,265,966	15,855,287

(1)
Ordinary Shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company, after the distribution of the Company’s Preferred Shares liquidation preference (for further information see Note 9).

b.	On January 18, 2016, upon inception, the Company issued to certain shareholders 17,559,663 Ordinary Shares of no-par value, for no consideration.

c.	On February 17, 2021, the Company effected a one-for-1.138974 reverse share split of ordinary shares and preferred shares (for further information see Note 16a).

Collective Growth Corp [Member]
Shareholders' Equity
NOTE 8. STOCKHOLDERS’ EQUITY
Preferred Stock
— The Company is authorized to issue 1,000,000 of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020 and 2019, there were no shares of preferred stock issued or outstanding.
Class
 A Common Stock
— On January 10, 2020, the Company amended its Certificate of Incorporation such that the Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2020 and 2019, there were 5,484,800 and no shares of Class A common stock issued or outstanding, excluding 9,777,700 and no shares of Class A common stock subject to possible redemption, respectively.
Class
 B Common Stock
— On January 10, 2020, the Company amended its Certificate of Incorporation such that the Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At December 31, 2020 and 2019, there were 3,750,000 and 4,312,500 shares of Class B common stock issued and outstanding, respectively. On June 19, 2020, the underwriters’ over-allotment option expired unexercised, and, as a result 562,500 Founder Shares were forfeited resulting in an aggregate of 3,750,000 Founder Shares outstanding.
Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of stockholders, except as required by law.
The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one
basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination, any private placement securities and units and warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).